UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-01241

Investment Company Act File Number

Eaton Vance Growth Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

September 30

Date of Fiscal Year End

December 31, 2018

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance Atlanta Capital Focused Growth Fund

Eaton Vance Atlanta Capital Select Equity Fund

Eaton Vance Atlanta Capital SMID-Cap Fund

Eaton Vance

Atlanta Capital Focused Growth Fund

December 31, 2018

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 92.2%

Security	Shares	Value
Capital Markets — 4.9%
Charles Schwab Corp. (The)	12,059	$500,810
Intercontinental Exchange, Inc.	14,105	1,062,530

		$1,563,340

Chemicals — 9.7%
Ecolab, Inc.	10,767	$1,586,517
Linde PLC	9,714	1,515,773

		$3,102,290

Electronic Equipment, Instruments & Components — 3.1%
Amphenol Corp., Class A	12,239	$991,604

		$991,604

Energy Equipment & Services — 0.6%
Schlumberger, Ltd.	5,503	$198,548

		$198,548

Equity Real Estate Investment Trusts (REITs) — 4.4%
American Tower Corp.	8,850	$1,399,981

		$1,399,981

Food Products — 2.7%
Mondelez International, Inc., Class A	21,807	$872,934

		$872,934

Health Care Equipment & Supplies — 5.2%
Danaher Corp.	16,090	$1,659,201

		$1,659,201

Hotels, Restaurants & Leisure — 1.6%
Starbucks Corp.	7,805	$502,642

		$502,642

Insurance — 2.9%
Marsh & McLennan Cos., Inc.	11,546	$920,794

		$920,794

Interactive Media & Services — 9.4%
Alphabet, Inc., Class C(1)	2,071	$2,144,748
Facebook, Inc., Class A(1)	6,575	861,917

		$3,006,665

IT Services — 12.8%
Accenture PLC, Class A	3,817	$538,235
Mastercard, Inc., Class A	6,316	1,191,513
Visa, Inc., Class A	17,768	2,344,310

		$4,074,058

Life Sciences Tools & Services — 5.1%
Thermo Fisher Scientific, Inc.	7,223	$1,616,435

		$1,616,435

1

Security	Shares	Value
Machinery — 4.1%
IDEX Corp.	4,254	$537,110
Xylem, Inc.	11,423	762,143

		$1,299,253

Multiline Retail — 4.5%
Dollar General Corp.	13,360	$1,443,949

		$1,443,949

Pharmaceuticals — 4.6%
Zoetis, Inc.	17,340	$1,483,264

		$1,483,264

Professional Services — 2.3%
Verisk Analytics, Inc.(1)	6,723	$733,076

		$733,076

Software — 12.1%
Check Point Software Technologies, Ltd.(1)	11,272	$1,157,071
Intuit, Inc.	5,580	1,098,423
Microsoft Corp.	15,808	1,605,618

		$3,861,112

Specialty Retail — 2.2%
TJX Cos., Inc. (The)	15,885	$710,695

		$710,695

Total Common Stocks (identified cost $21,204,090)		$29,439,841

Short-Term Investments — 6.0%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 2.46%(2)	1,909,749	$1,909,558

Total Short-Term Investments (identified cost $1,909,416)		$1,909,558

Total Investments — 98.2% (identified cost $23,113,506)		$31,349,399

Other Assets, Less Liabilities — 1.8%		$570,269

Net Assets — 100.0%		$31,919,668

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of December 31, 2018. Net income from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended December 31, 2018 was $7,742.

2

The Fund did not have any open derivative instruments at December 31, 2018.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At December 31, 2018, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1		Level 2	Level 3	Total
Common Stocks	$29,439,841	*	$—	$—	$29,439,841
Short-Term Investments	—		1,909,558	—	1,909,558
Total Investments	$29,439,841		$1,909,558	$—	$31,349,399

*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

3

Eaton Vance

Atlanta Capital Select Equity Fund

December 31, 2018

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 93.9%

Security	Shares	Value
Banks — 5.1%
U.S. Bancorp	387,871	$17,725,705

		$17,725,705

Beverages — 3.1%
Diageo PLC ADR	77,488	$10,987,798

		$10,987,798

Capital Markets — 2.1%
Affiliated Managers Group, Inc.	76,244	$7,429,215

		$7,429,215

Chemicals — 3.1%
Sherwin-Williams Co. (The)	27,764	$10,924,023

		$10,924,023

Containers & Packaging — 7.3%
Ball Corp.	554,066	$25,475,955

		$25,475,955

Equity Real Estate Investment Trusts (REITs) — 2.7%
American Tower Corp.	59,620	$9,431,288

		$9,431,288

Food Products — 2.1%
Nestle SA ADR	88,909	$7,198,073

		$7,198,073

Health Care Equipment & Supplies — 14.0%
Cooper Cos., Inc. (The)	28,458	$7,242,561
Danaher Corp.	78,521	8,097,085
Dentsply Sirona, Inc.	211,275	7,861,543
STERIS PLC	95,626	10,217,638
Teleflex, Inc.	60,069	15,526,635

		$48,945,462

Health Care Providers & Services — 2.5%
Henry Schein, Inc.(1)	109,406	$8,590,559

		$8,590,559

Hotels, Restaurants & Leisure — 2.6%
Aramark	319,950	$9,268,952

		$9,268,952

Insurance — 8.0%
Markel Corp.(1)	6,632	$6,884,348
White Mountains Insurance Group, Ltd.	24,782	21,255,273

		$28,139,621

1

Security	Shares	Value
IT Services — 15.4%
Alliance Data Systems Corp.	35,601	$5,342,998
Fiserv, Inc.(1)	138,855	10,204,454
Global Payments, Inc.	136,218	14,048,162
Mastercard, Inc., Class A	45,679	8,617,343
Visa, Inc., Class A	118,643	15,653,758

		$53,866,715

Life Sciences Tools & Services — 3.6%
Thermo Fisher Scientific, Inc.	56,159	$12,567,823

		$12,567,823

Machinery — 2.0%
Fortive Corp.	100,932	$6,829,059

		$6,829,059

Professional Services — 2.9%
Verisk Analytics, Inc.(1)	91,572	$9,985,011

		$9,985,011

Software — 4.4%
ANSYS, Inc.(1)	61,295	$8,761,507
Check Point Software Technologies, Ltd.(1)	64,266	6,596,905

		$15,358,412

Specialty Retail — 13.0%
O’Reilly Automotive, Inc.(1)	29,458	$10,143,273
Ross Stores, Inc.	151,176	12,577,843
TJX Cos., Inc. (The)	508,068	22,730,963

		$45,452,079

Total Common Stocks (identified cost $261,500,282)		$328,175,750

Short-Term Investments — 5.8%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 2.46%(2)	20,328,338	$20,326,305

Total Short-Term Investments (identified cost $20,326,190)		$20,326,305

Total Investments — 99.7% (identified cost $281,826,472)		$348,502,055

Other Assets, Less Liabilities — 0.3%		$909,745

Net Assets — 100.0%		$349,411,800

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

2

(1)	Non-income producing security.

(2)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of December 31, 2018. Net income from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended December 31, 2018 was $96,622.

Abbreviations:

ADR	-	American Depositary Receipt

The Fund did not have any open derivative instruments at December 31, 2018.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At December 31, 2018, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1		Level 2	Level 3	Total
Common Stocks	$328,175,750	*	$—	$—	$328,175,750
Short-Term Investments	—		20,326,305	—	20,326,305
Total Investments	$328,175,750		$20,326,305	$—	$348,502,055

*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

3

Eaton Vance

Atlanta Capital SMID-Cap Fund

December 31, 2018

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 98.7%

Security	Shares	Value
Banks — 3.6%
Prosperity Bancshares, Inc.	2,369,668	$147,630,316
Umpqua Holdings Corp.	9,454,974	150,334,087
Westamerica Bancorporation(1)	1,433,011	79,790,053

		$377,754,456

Building Products — 3.0%
Lennox International, Inc.	1,451,359	$317,644,431

		$317,644,431

Capital Markets — 5.6%
Affiliated Managers Group, Inc.	926,442	$90,272,509
FactSet Research Systems, Inc.	721,579	144,409,605
Morningstar, Inc.	1,267,380	139,209,019
SEI Investments Co.	4,735,814	218,794,607

		$592,685,740

Chemicals — 2.8%
RPM International, Inc.	2,810,656	$165,210,360
Sensient Technologies Corp.(1)	2,278,426	127,250,092

		$292,460,452

Commercial Services & Supplies — 1.7%
Copart, Inc.(2)	3,782,683	$180,736,594

		$180,736,594

Containers & Packaging — 2.8%
AptarGroup, Inc.(1)	3,162,641	$297,509,639

		$297,509,639

Distributors — 0.9%
Pool Corp.	636,357	$94,594,468

		$94,594,468

Diversified Consumer Services — 5.3%
Frontdoor, Inc.(2)	3,930,276	$104,584,644
Service Corporation International	2,001,513	80,580,914
ServiceMaster Global Holdings, Inc.(1)(2)	10,142,326	372,629,057

		$557,794,615

Electrical Equipment — 1.4%
Acuity Brands, Inc.	1,274,781	$146,536,076

		$146,536,076

Electronic Equipment, Instruments & Components — 5.8%
CDW Corp.	4,380,378	$355,029,637
FLIR Systems, Inc.	3,459,895	150,643,828
Trimble, Inc.(2)	3,110,244	102,358,130

		$608,031,595

Security	Shares	Value
Health Care Equipment & Supplies — 7.3%
Dentsply Sirona, Inc.	3,279,655	$122,035,962
Teleflex, Inc.	2,073,752	536,023,417
Varian Medical Systems, Inc.(2)	958,709	108,631,317

		$766,690,696

Health Care Providers & Services — 3.7%
Henry Schein, Inc.(2)	4,971,510	$390,362,965

		$390,362,965

Hotels, Restaurants & Leisure — 4.6%
Aramark	11,454,790	$331,845,266
Choice Hotels International, Inc.	2,076,429	148,630,788

		$480,476,054

Household Products — 2.4%
Church & Dwight Co., Inc.	3,791,043	$249,298,988

		$249,298,988

Industrial Conglomerates — 2.6%
Carlisle Cos., Inc.	2,744,692	$275,896,440

		$275,896,440

Insurance — 7.1%
Markel Corp.(2)	221,695	$230,130,495
WR Berkley Corp.(1)	7,063,375	522,054,046

		$752,184,541

IT Services — 7.0%
Broadridge Financial Solutions, Inc.	1,463,349	$140,847,341
Gartner, Inc.(2)	1,394,385	178,258,178
Jack Henry & Associates, Inc.	1,150,529	145,564,929
WEX, Inc.(2)	1,928,176	270,060,331

		$734,730,779

Life Sciences Tools & Services — 3.0%
Bio-Rad Laboratories, Inc., Class A(2)	636,514	$147,811,281
Bio-Techne Corp.	1,136,211	164,432,456

		$312,243,737

Machinery — 5.4%
Donaldson Co., Inc.	2,241,179	$97,244,757
Graco, Inc.	2,864,807	119,892,173
IDEX Corp.	1,357,810	171,437,090
Nordson Corp.	1,525,128	182,024,027

		$570,598,047

Marine — 2.0%
Kirby Corp.(1)(2)	3,155,908	$212,581,963

		$212,581,963

Professional Services — 4.0%
TransUnion	7,467,629	$424,161,327

		$424,161,327

Real Estate Management & Development — 1.4%
Jones Lang LaSalle, Inc.	1,181,077	$149,524,348

		$149,524,348

Security	Shares	Value
Road & Rail — 4.2%
J.B. Hunt Transport Services, Inc.	2,969,083	$276,243,482
Landstar System, Inc.	1,678,518	160,583,817

		$436,827,299

Software — 7.9%
ANSYS, Inc.(2)	1,596,560	$228,212,287
Blackbaud, Inc.(1)	3,277,226	206,137,515
Fair Isaac Corp.(2)	998,164	186,656,668
Manhattan Associates, Inc.(1)(2)	5,017,586	212,595,119

		$833,601,589

Specialty Retail — 1.5%
Sally Beauty Holdings, Inc.(1)(2)	9,366,025	$159,690,726

		$159,690,726

Textiles, Apparel & Luxury Goods — 1.7%
Columbia Sportswear Co.	2,115,375	$177,881,884

		$177,881,884

Total Common Stocks (identified cost $7,582,641,308)		$10,392,499,449

Short-Term Investments — 1.7%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 2.46%(3)	179,694,422	$179,676,452

Total Short-Term Investments (identified cost $179,683,515)		$179,676,452

Total Investments — 100.4% (identified cost $7,762,324,823)		$10,572,175,901

Other Assets, Less Liabilities — (0.4)%		$(43,815,936)

Net Assets — 100.0%		$10,528,359,965

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Affiliated company.

(2)	Non-income producing security.

(3)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of December 31, 2018. Net income from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended December 31, 2018 was $2,824,459.

The Fund did not have any open derivative instruments at December 31, 2018.

An affiliated company is a company in which a fund has a direct or indirect ownership of, control of, or voting power of 5 percent or more of the outstanding voting shares, or a company that is under common ownership or control with a fund. At December 31, 2018, the value of the Fund’s investment in affiliated companies was $2,190,238,210, which represents 20.8% of the Fund’s net assets. Transactions in affiliated companies by the Fund for the fiscal year to date ended December 31, 2018 were as follows:

Name of affiliated company	Shares, beginning of period	Gross additions	Gross reductions	Shares, end of period	Value, end of period		Dividend income	Net realized gain (loss)	Change in unrealized appreciation (depreciation)
Common stocks*
AptarGroup, Inc.	3,162,641	—	—	3,162,641	$297,509,639		$1,075,298	$—	$(43,233,302)
Blackbaud, Inc.	2,970,536	306,690	—	3,277,226	206,137,515		393,267	—	(117,105,468)
Fair Isaac Corp.(1)	1,780,790	—	(782,626)	998,164	186,656,668	(2)	—	122,352,441	(180,844,298)
Kirby Corp.(1)	3,155,908	—	—	3,155,908	212,581,963		—	—	(46,991,470)
Manhattan Associates, Inc.(1)	5,017,586	—	—	5,017,586	212,595,119		—	—	(61,365,077)
Sally Beauty Holdings, Inc.(1)	9,366,025	—	—	9,366,025	159,690,726		—	—	(12,550,474)
Sensient Technologies Corp.	670,916	1,607,510	—	2,278,426	127,250,092		820,233	—	(36,623,728)
ServiceMaster Global Holdings, Inc.(1)	5,367,533	4,774,793	—	10,142,326	372,629,057		—	—	(86,947,706)
Westamerica Bancorporation	1,433,011	—	—	1,433,011	79,790,053		573,204	—	(6,419,889)
WR Berkley Corp.	6,790,773	272,602	—	7,063,375	522,054,046		4,591,194	—	(42,489,070)

							$7,453,196	$122,352,441	$(634,570,482)

*	The related industry is the same as the presentation in the Portfolio of Investments.

(1)	Non-income producing security.

(2)	Company is no longer an affiliate as of December 31, 2018.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At December 31, 2018, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1		Level 2	Level 3	Total
Common Stocks	$10,392,499,449	*	$—	$—	$10,392,499,449
Short-Term Investments	—		179,676,452	—	179,676,452
Total Investments	$10,392,499,449		$179,676,452	$—	$10,572,175,901

*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 3. Exhibits

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act is attached hereto.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Growth Trust

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	February 25, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	February 25, 2019

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	February 25, 2019